Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts
The following table presents the pretax amounts impacting income related to foreign currency forward contracts:

		Fiscal Years Ended
(in millions)	Statement of Operations Line Item	March 31, 2018	March 31, 2017	April 1, 2016
Foreign currency forward contracts	Other (income) expense, net	$118	$(84)	$19

Schedule of Derivative Instruments
The following tables present the fair values of derivative instruments included in the balance sheets:

	Derivative Assets
		As of
(in millions)	Balance Sheet Line Item	March 31, 2018	March 31, 2017

Derivatives designated for hedge accounting:
Interest rate swaps	Other assets	$6	$5
Foreign currency forward contracts	Other current assets	14	27
Total fair value of derivatives designated for hedge accounting		$20	$32

Derivatives not designated for hedge accounting:
Foreign currency forward contracts	Other current assets	$4	$15
Total fair value of derivatives not designated for hedge accounting		$4	$15

	Derivative Liabilities
		As of
(in millions)	Balance Sheet Line Item	March 31, 2018	March 31, 2017

Derivatives designated for hedge accounting:
Interest rate swaps	Other long-term liabilities	$—	$1
Foreign currency forward contracts	Accrued expenses and other current liabilities	3	—
Total fair value of derivatives designated for hedge accounting:		$3	$1

Derivatives not designated for hedge accounting:
Foreign currency forward contracts	Accrued expenses and other current liabilities	$6	$12
Total fair value of derivatives not designated for hedge accounting		$6	$12

Schedule of Derivative Assets
The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	March 31, 2018		March 31, 2017
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount of derivative instruments recognized in the balance sheets	$24	$9	$47	$13
Gross amounts not offset in the balance sheets (1)	1	2	1	2
Net amount	$23	$7	$46	$11
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(1)
These amounts represent the fair value of derivative instruments subject to enforceable master netting arrangements that the Company has elected to not offset. The Company's derivative contracts do not require it to hold or post financial collateral.

Schedule of Derivative Liabilities
The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	March 31, 2018		March 31, 2017
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount of derivative instruments recognized in the balance sheets	$24	$9	$47	$13
Gross amounts not offset in the balance sheets (1)	1	2	1	2
Net amount	$23	$7	$46	$11
_________________

(1)
These amounts represent the fair value of derivative instruments subject to enforceable master netting arrangements that the Company has elected to not offset. The Company's derivative contracts do not require it to hold or post financial collateral.